INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

August 29, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File No. 333-122901
on behalf of EP China Fund

The Trust is filing Post-Effective Amendment No. 172 to its Registration Statement under Rule 485(a)(1) to update information related to the change of the Fund’s Investment Advisor and Sub-advisor.

Please direct your comments to Joy Ausili at (626) 914-1360.  Thank you.

Sincerely,

/s/Joy Ausili

Joy Ausili
Investment Managers Series Trust
Secretary